Share-Based Compensation - Schedule of Weighted Average Fair Value of Options, RSUS, and PSUS Granted To Employees (Detail)	3 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free rate		3.60%
Dividend yield		0.00%
Expected volatility		26.50%
Expected term		6 years 3 months 18 days
Strike price	$ 71	$ 71
Share-Based Payment Arrangement, Option [Member] | 2023 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options		25
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 72
Restricted Stock Units (RSUs) [Member] | 2023 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		72
Performance Shares [Member] | 2023 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 84